Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net revenue:
Dialysis Care Revenue	$ 2,361,563	$ 2,224,321	$ 4,646,879	$ 4,395,105
Dialysis Products Revenue	832,489	721,878	1,583,561	1,433,223
Net revenue	3,194,052	2,946,199	6,230,440	5,828,328
Costs of revenue:
Dialysis Care Cost of Revenue	1,651,399	1,554,649	3,317,593	3,096,330
Dialysis Products Cost of Revenue	420,726	379,942	755,821	756,098
Cost of revenues	2,072,125	1,934,591	4,073,414	3,852,428
Gross profit	1,121,927	1,011,608	2,157,026	1,975,900
Operating expenses:
Selling, general and administrative	594,480	525,584	1,165,928	1,043,321
Research and development	26,783	21,373	52,932	44,462
Income from equity method investees	(8,880)	(1,914)	(16,462)	(3,627)
Operating income	509,544	466,565	954,628	891,744
Other (income) expense:
Interest income	(15,579)	(8,244)	(26,000)	(14,083)
Interest expense	90,183	76,468	172,169	149,732
Income before income taxes	434,940	398,341	808,459	756,095
Income tax expense	148,856	129,075	273,260	256,603
Net Income	286,084	269,266	535,199	499,492
Less: Net income attributable to noncontrolling interests	25,323	20,997	53,737	40,107
Net Income attributable to the Company	$ 260,761	$ 248,269	$ 481,462	$ 459,385
Basic income per Ordinary share	$ 0.86	$ 0.83	$ 1.59	$ 1.53
Fully diluted income per Ordinary share	$ 0.86	$ 0.82	$ 1.58	$ 1.52